Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Parenthetical) (Details) - Preference shares [member] - Issued capital [member] - CAD ($)
$ / shares in Units, $ in Millions
12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025	Oct. 31, 2025
Preferred shares class A series 5 [member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 25.00
Stock redeemed during the period shares		20,000,000
Stock redeemed during the period value		$ 500
Preferred shares class A series 7 [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25.00		$ 25.00
Stock redeemed during the period shares	14,000,000		8,000,000
Stock redeemed during the period value	$ 350		$ 200